Calamos Growth and Income Portfolio
Schedule of Investments March 31, 2026 (Unaudited)
1
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (16.4%)
Communication Services (1.6%)
65,000 AST SpaceMobile, Inc.*
2.000%, 01/15/36 $ 68,912
65,000 Live Nation Entertainment, Inc.*
2.875%, 10/15/31 65,914
120,000 Lyft, Inc.*
0.000%, 09/15/30 112,937
Uber Technologies, Inc.
150,000 0.875%, 12/01/28 181,242
75,000 0.000%, 05/15/28* 73,518
502,523
Consumer Discretionary (1.0%)
230,000 DoorDash, Inc.*
0.000%, 05/15/30 210,162
96,000 Etsy, Inc.*
1.000%, 06/15/30 92,746
302,908
Energy (0.6%)
45,000 Energy Fuels, Inc.*
0.750%, 11/01/31 52,616
60,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 34,866
100,000 Liberty Energy, Inc.*
0.000%, 03/01/31 109,854
197,336
Financials (0.6%)
85,000 Coinbase Global, Inc.*
0.000%, 10/01/32 68,231
45,000 Federal Realty OP LP*
3.250%, 01/15/29 46,159
85,000 WisdomTree, Inc.*
4.625%, 08/15/30 92,353
206,743
Health Care (0.6%)
28,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 29,024
85,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 85,096
26,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 31,720
31,000 Indivior Pharmaceuticals, Inc.*
0.625%, 03/15/31 31,522
177,362
Industrials (1.9%)
160,000 Bloom Energy Corp.*
0.000%, 11/15/30 170,389
130,000 BWX Technologies, Inc.*
0.000%, 11/01/30 134,364
80,000 Fluor Corp.
1.125%, 08/15/29 97,894
140,000 JBT Marel Corp.*
0.375%, 09/15/30 136,098
PRINCIPAL
AMOUNT a a VALUE a
85,000 Joby Aviation, Inc.
0.750%, 02/15/32 $ 72,512
611,257
Information Technology (6.2%)
105,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 252,129
115,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 159,745
160,000 Cloudflare, Inc.*
0.000%, 06/15/30 181,669
100,000 CyberArk Software Ltd.*
0.000%, 06/15/30 102,893
35,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 134,636
80,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 114,656
65,000 Microchip Technology, Inc.*
0.000%, 02/15/30 63,451
95,000 Mirion Technologies, Inc.*
0.000%, 10/01/31 90,050
115,000 MKS, Inc.
1.250%, 06/01/30 190,784
54,000 Nebius Group NV*
1.250%, 03/15/31 51,983
110,000 ON Semiconductor Corp.
0.000%, 05/01/27 141,952
27,000 Seagate HDD Cayman
3.500%, 06/01/28 127,811
75,000 Snowflake, Inc.
0.000%, 10/01/29 91,634
105,000 Ultra Clean Holdings, Inc.*
0.000%, 03/15/31 110,937
18,000 Western Digital Corp.
3.000%, 11/15/28 129,109
1,943,439
Other (0.2%)
75,000 CoreWeave, Inc.*
1.750%, 12/01/31 75,431
Real Estate (1.4%)
70,000 Compass, Inc.*
0.250%, 04/15/31 58,691
100,000 Digital Realty Trust LP*
1.875%, 11/15/29 105,859
80,000 Realty Income Corp.*
3.500%, 01/15/29 82,008
120,000 Welltower OP LLC*
3.125%, 07/15/29 190,275
436,833
Utilities (2.3%)
160,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 169,197
195,000 CMS Energy Corp.
3.375%, 05/01/28 220,334
195,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 228,550

Calamos Growth and Income Portfolio
Schedule of Investments March 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
95,000 Southern Co.
4.500%, 06/15/27 $ 105,510
723,591
TOTAL CONVERTIBLE BONDS
(Cost $4,533,419)
5,177,423
U.S. GOVERNMENT AND AGENCY SECURITY (0.9%)
Other (0.9%)
285,000 U.S. Treasury Notes
3.750%, 04/15/26
(Cost $284,953) 285,028
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (78.1%)
Communication Services (8.8%)
5,600 Alphabet, Inc. - Class A 1,610,336
1,090 Meta Platforms, Inc. - Class A 623,622
2,950 Netflix, Inc.# 283,642
730 T-Mobile U.S., Inc. 153,322
995 Walt Disney Co. 95,898
2,766,820
Consumer Discretionary (8.9%)
5,990 Amazon.com, Inc.# 1,247,537
29 Booking Holdings, Inc. 122,099
560 Home Depot, Inc. 184,178
122 KRW Hyundai Motor Co. 37,583
765 Lowe's Cos., Inc. 180,754
440 McDonald's Corp. 136,748
315 Royal Caribbean Cruises Ltd. 86,682
1,515 Starbucks Corp. 135,729
1,470 Tesla, Inc.# 546,473
725 TJX Cos., Inc. 115,783
2,793,566
Consumer Staples (3.9%)
2,685 Coca-Cola Co. 204,194
195 Costco Wholesale Corp. 194,304
1,570 Dollar General Corp. 186,406
1,220 Philip Morris International, Inc. 201,715
1,200 Procter & Gamble Co. 173,328
2,050 Walmart, Inc. 254,774
1,214,721
Energy (4.2%)
748 Chevron Corp. 154,761
2,475 EQT Corp. 157,509
3,080 Exxon Mobil Corp. 522,553
1,265 Marathon Petroleum Corp. 308,888
2,605 Williams Cos., Inc. 189,592
1,333,303
Financials (10.3%)
435 American Express Co. 131,579
500 Assurant, Inc. 108,905
4,960 Bank of America Corp. 241,800
NUMBER OF
SHARES b b VALUE b
90 Blackrock, Inc. $ 86,554
330 Capital One Financial Corp. 60,202
395 Chubb Ltd. 128,742
2,255 Citigroup, Inc. 255,740
345 Goldman Sachs Group, Inc. 291,866
1,815 JPMorgan Chase & Co.~ 533,900
755 Mastercard, Inc. - Class A 377,243
1,000 JPY Mizuho Financial Group, Inc. 40,484
1,415 Morgan Stanley 232,867
1,400 JPY ORIX Corp. 41,540
155 S&P Global, Inc. 65,928
1,265 Visa, Inc. - Class A 382,334
3,235 Wells Fargo & Co. 257,538
3,237,222
Health Care (8.1%)
900 Abbott Laboratories 92,403
1,150 AbbVie, Inc. 250,113
960 Boston Scientific Corp.# 60,240
1,265 CVS Health Corp. 90,852
620 Danaher Corp. 117,552
470 Eli Lilly & Co. 432,292
1,015 Gilead Sciences, Inc. 141,461
165 Intuitive Surgical, Inc.# 76,063
1,675 Johnson & Johnson 409,437
2,135 Medtronic PLC 184,998
1,705 Merck & Co., Inc. 205,094
325 Quest Diagnostics, Inc. 63,693
230 Stryker Corp. 75,576
245 Thermo Fisher Scientific, Inc. 120,425
490 UnitedHealth Group, Inc. 132,589
240 Vertex Pharmaceuticals, Inc.# 107,170
2,559,958
Industrials (6.8%)
110 Caterpillar, Inc. 77,931
7,405 CSX Corp. 303,975
3,000 Delta Air Lines, Inc. 199,440
765 Emerson Electric Co. 100,230
480 GE Vernova, Inc.~ 418,992
540 General Electric Co. 153,236
1,300 JPY Mitsubishi Electric Corp. 42,519
255 Parker-Hannifin Corp. 228,286
350 Quanta Services, Inc. 192,157
1,255 RTX Corp. 242,090
765 Union Pacific Corp. 185,604
2,144,460
Information Technology (23.8%)
485 Advanced Micro Devices, Inc.# 98,664
7,630 Apple, Inc. 1,936,418
2,630 Broadcom, Inc. 814,011
1,900 Cisco Systems, Inc. 147,421
250 Intuit, Inc. 108,095
1,250 Lam Research Corp. 267,075
660 Micron Technology, Inc. 222,974

Calamos Growth and Income Portfolio
Schedule of Investments March 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
3,890 Microsoft Corp. $ 1,439,961
11,995 NVIDIA Corp. 2,091,928
330 Oracle Corp. 48,546
1,535 Palantir Technologies, Inc. - Class
A# 224,540
530 Salesforce, Inc. 98,935
7,498,568
Materials (2.5%)
3,580 Freeport-McMoRan, Inc. 210,432
545 Linde PLC 270,189
675 Sherwin-Williams Co. 216,371
375 Vulcan Materials Co. 102,113
799,105
Real Estate (0.4%)
680 American Tower Corp. 117,354
Utilities (0.4%)
805 Vistra Corp. 121,016
TOTAL COMMON STOCKS
(Cost $9,307,078)
24,586,093
CONVERTIBLE PREFERRED STOCKS (4.0%)
Industrials (1.6%)
4,555
Boeing Co.
6.000%, 10/15/27 295,528
2,000
QXO, Inc.
5.500%, 05/15/28 109,980
1,750
VSE Corp.#
5.750%, 02/01/29 88,025
493,533
Information Technology (1.1%)
3,030
Microchip Technology, Inc.
7.500%, 03/15/28 172,619
4,075
Oracle Corp.#
6.500%, 01/15/29 183,416
356,035
Materials (0.3%)
1,190
Albemarle Corp.
7.250%, 03/01/27
85,502
Utilities (1.0%)
875
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)#§
3.369%, 09/15/29 34,858
NextEra Energy, Inc.
1,405 7.299%, 06/01/27 78,652
4,130 7.375%, 02/15/29# 207,450
320,960
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $1,205,678)
1,256,030
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.1%)#
Consumer Discretionary (0.0%)
12
63,384
NIKE, Inc. Call, 06/18/26, Strike
$67.50 $ 636
Information Technology (0.0%)
5
73,555
Oracle Corp. Call, 06/18/26, Strike
$230.00 370
Other (0.1%)
100
971,300
iShares MSCI EAFE ETF Call,
09/18/26, Strike $110.00 11,250
3
748,912
Russell 2000 Index Call, 04/30/26,
Strike $2,760.00 1,455
1
652,852
S&P 500 Index Put, 04/30/26,
Strike $6,650.00 20,390
33,095
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $87,290)
34,101
TOTAL INVESTMENTS (99.5%)
(Cost $15,418,418)
31,338,675
OTHER ASSETS, LESS LIABILITIES (0.5%)
167,175
NET ASSETS (100.0%) $ 31,505,850
EXCHANGE-TRADED WRITTEN OPTIONS  (0.0%)#
Consumer Discretionary (0.0%)
(12)
(63,384)
NIKE, Inc. Put, 06/18/26, Strike
$52.50 (4,770)
Other (0.0%)
(1)
(652,852)
S&P 500 Index Put, 04/30/26,
Strike $5,900.00 (2,900)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $8,374) $ (7,670)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short.
The aggregate value of such securities is $121,118.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

Calamos Growth and Income Portfolio
Schedule of Investments March 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Portfolio’s investments and derivative financial instruments categorized in the fair value hierarchy as of March 31, 2026 (see Note 2):
FOREIGN CURRENCY ABBREVIATIONS
JPY Japanese Yen
KRW South Korean Won
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 46 $ — $ 5,177,423 $ — $ 5,177,423
U.S. Government and Agency Security 1 — 285,028 — 285,028
Common Stocks 87 24,423,967 162,126 — 24,586,093
Convertible Preferred Stocks 9 1,221,172 34,858 — 1,256,030
Exchange-Traded Purchased Options 5 34,101 — — 34,101
Total $ 25,679,240 $ 5,659,435 $ — $ 31,338,675
Liabilities: — — — —
Exchange-Traded Written Options 2 $ 7,670 $ — $ — $ 7,670
Total $ 7,670 $ — $ — $ 7,670

Notes to Schedule of Investments (Unaudited)
Note 1 – Organization and Significant Accounting Policies
Organization. Calamos Advisors Trust (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos
Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.
The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.
The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.
Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the
United States of America (U.S. GAAP) and the Portfolio is considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:
Portfolio Valuation. The Trust’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the
Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Adviser”) to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value (“NAV”) on any day on which the Portfolio’s NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on
The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every
NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.
If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.
The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio’s
NAV.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.
As of March 31, 2026, the Portfolio had no outstanding forward foreign currency contracts.
Note 2 – Fair Value Measurements
Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. The summary of the inputs used in valuing the Portfolio's holdings are available after the Portfolio's Portfolio.